CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operations	¥ 5,370	¥ 4,945	¥ 6,188
Interest received	458	577	576
Income taxes paid	(589)	(637)	(564)
Net cash inflow from operating activities	5,239	4,885	6,200
Cash flows from investing activities
Payments for business combinations, net of cash acquired	(2,078)	(540)	(45)
Purchase of property, plant and equipment	(159)	(108)	(95)
Purchase of intangible assets	(1,095)	(393)	(191)
Purchase of land use right	(1,504)
Net proceeds/(placements) from/(to) short term investments	(877)	6	36
Placement of term deposits with initial terms of over three months	(15,153)	(30,643)	(12,050)
Receipt from maturity of term deposits with initial terms of over three months	15,892	20,332	4,550
Proceeds from disposal of subsidiaries	3	15
Proceeds from disposal of investments accounted for as financial assets at fair value through profit or loss or other comprehensive income	363
Payments for acquisition of investments accounted for using equity method	(1,480)	(2,002)	(294)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss		(211)
Payments for acquisition of investments accounted for as financial assets at fair value through other comprehensive income		(708)
Payment for loans to a third party			(46)
Receipts from repayments of loans to a third party	1	45
Dividend received	88		32
Other investing activities		1	1
Net cash outflow from investing activities	(5,999)	(14,206)	(8,102)
Cash flows from financing activities
Loans from non-controlling interests		10
Proceeds from issuance of ordinary shares			12
Proceeds from exercise of share options	104	163	127
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(19)	(6)	(79)
Shares withheld for share award schemes	(105)	(46)	(31)
Payment for repurchase of ordinary shares	(3,479)	(134)
Dividends paid to non-controlling interests	(3)
Proceeds from issuance of additional equity of non-wholly owned subsidiaries	13		3
Payments for interests	(105)	(15)	(7)
Principal elements of lease payments	(116)	(78)	(56)
Net proceeds from issuance of notes		5,400
Payment for loan from non-controlling interests		(2)
Net cash (outflow)/inflow from financing activities	(3,710)	5,292	(31)
Net decrease in cash and cash equivalents	(4,470)	(4,029)	(1,933)
Cash and cash equivalents at beginning of the year	11,128	15,426	17,356
Exchange differences on cash and cash equivalents	(67)	(269)	3
Cash and cash equivalents at end of the year	¥ 6,591	¥ 11,128	¥ 15,426